Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Number of Shares
Beginning Balance	64	43	99
Granted	77	64	43
Vested	(64)	(43)	(96)
Forfeited			(3)
Ending Balance	77	64	43
Weighted Average Grant Date Fair Value
Beginning Balance	$ 13.04	$ 22.24	$ 14.09
Granted	10.95	13.04	22.24
Vested	13.04	22.24	14.10
Forfeited	0.00	0.00	13.46
Ending Balance	$ 10.95	$ 13.04	$ 22.24